Expense Example, No Redemption - Yorktown Multi Sector Bond Fund Class C - Yorktown Multi-Sector Bond Fund	May 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 172
Expense Example, No Redemption, 3 Years	533
Expense Example, No Redemption, 5 Years	918
Expense Example, No Redemption, 10 Years	$ 1,998